Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes on Income
Schedule of Income before Income Tax, Domestic and Foreign
The components of income (loss) before income taxes for the periods were as follows (in millions of dollars):

	Years ended December 31,
	2012	2011	2010
Domestic	$407.7	$235.9	$(81.2)
Foreign	95.2	138.0	113.5
Total	$502.9	$373.9	$32.3

Schedule of Components of Income Tax Expense (Benefit)
The total provision (benefit) for taxes on income consists of the following (in millions of dollars):

	Years ended December 31,
	2012	2011	2010
Current:
Federal	$20.1	$10.3	$10.2
Foreign	32.3	30.6	41.5
State and local	39.1	28.5	1.5
Total current	91.5	69.4	53.2
Deferred:
Federal	141.9	82.4	(18.6)
Foreign	11.9	(3.2)	1.3
State and local	(18.2)	(4.8)	(2.6)
Total deferred	135.6	74.4	(19.9)
Total provision (benefit)	$227.1	$143.8	$33.3

Schedule of Deferred Tax Assets and Liabilities
The principal items of the U.S. and foreign net deferred tax assets and liabilities at December 31, 2012 and 2011 are as follows (in millions of dollars):

	2012	2011
Deferred Tax Assets:
Employee benefit plans	$103.6	$102.8
Net operating loss carryforwards	1,610.9	1,743.5
Foreign tax credit carryforwards	20.8	20.8
Federal, state and foreign local tax credit carryforwards	26.8	15.0
Accrued and prepaid expenses	341.7	327.4
Total Deferred Tax Assets	2,103.8	2,209.5
Less: Valuation Allowance	(226.4)	(186.7)
Total Net Deferred Tax Assets	1,877.4	2,022.8
Deferred Tax Liabilities:
Depreciation on tangible assets	(3,081.4)	(2,742.3)
Intangible assets	(1,477.1)	(942.4)
Total Deferred Tax Liabilities	(4,558.5)	(3,684.7)
Net Deferred Tax Liability	$(2,681.1)	$(1,661.9)

Schedule of Effective Income Tax Rate Reconciliation
The significant items in the reconciliation of the statutory and effective income tax rates consisted of the following:

	Years ended December 31,
	2012	2011	2010
Statutory Federal Tax Rate	35.0%	35.0%	35.0%
Foreign tax differential	(3.2)	(3.3)	(32.1)
State and local income taxes, net of federal income tax benefit	2.9	3.2	(5.2)
Change in state statutory rates, net of federal income tax benefit	(1.0)	0.5	5.1
Federal and foreign permanent differences	2.3	(1.1)	(24.0)
Withholding taxes	1.7	2.0	26.2
Uncertain tax positions	(0.6)	(0.8)	11.2
Change in valuation allowance	7.9	0.6	85.1
All other items, net	0.2	2.4	1.8
Effective Tax Rate	45.2%	38.5%	103.1%

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions of dollars):

	2012	2011	2010
Balance at January 1	$21.6	$27.2	$25.6
Increase (decrease) attributable to tax positions taken during prior periods	(6.8)	(9.5)	0.3
Increase attributable to tax positions taken during the current year	2.4	3.9	1.3
Decrease attributable to settlements with taxing authorities	—	—	—
Balance at December 31	$17.2	$21.6	$27.2